Basis of Presentation and Summary of Significant Accounting Policies - Summary of Loans and Financing Receivable (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 420	$ 390	$ 100
Billed Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	405	390	0
Unbilled Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 15	$ 0	$ 100